Fees Summary	Feb. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,893,692.48
Previously Paid Amount	902.32
Total Fee Amount	902.32
Total Offset Amount	0
Net Fee	$ 0